Pension and other post-retirement benefits (Tables)	12 Months Ended
Dec. 31, 2017
Components of total pension costs
Components of net periodic benefit costs
	Defined benefit pension plans						Other post-retirement defined benefit plans
	Switzerland			International			International
in	2017	2016	2015	2017	2016	2015	2017	2016	2015
Net periodic benefit costs (CHF million)
Service costs on benefit obligation	243	288	298	22	20	21	0	0	0
Interest costs on benefit obligation	57	141	189	91	124	129	6	8	7
Expected return on plan assets	(473)	(536)	(592)	(133)	(175)	(195)	0	0	0
Amortization of recognized prior service cost/(credit)	(131)	(116)	(85)	0	0	0	0	0	(23)
Amortization of recognized actuarial losses/(gains)	340	366	351	60	41	84	7	10	14
Settlement losses/(gains)	37	24	24	0	72	(1)	0	0	0
Curtailment losses/(gains)	(23)	(18)	(2)	(10)	0	0	0	0	0
Special termination benefits	19	22	9	0	0	0	0	0	0
Net periodic benefit costs/(credits)	69	171	192	30	82	38	13	18	(2)

Obligations and funded status of the plans
Obligations and funded status of the plans
	Defined benefit pension plans				Other post-retirement defined benefit plans
	Switzerland		International		International
in / end of	2017	2016	2017	2016	2017	2016
PBO (CHF million) [1]
Beginning of the measurement period	15,885	16,088	3,337	3,366	184	180
Plan participant contributions	205	202	0	0	0	0
Service cost	243	288	22	20	0	0
Interest cost	57	141	91	124	6	8
Plan amendments	0	(179)	0	0	0	0
Settlements	(144)	(70)	0	(278)	0	0
Curtailments	(22)	(4)	(11)	0	0	0
Special termination benefits	19	22	1	1	0	0
Actuarial losses/(gains)	471	134	171	476	2	1
Benefit payments	(829)	(737)	(287)	(150)	(11)	(11)
Exchange rate losses/(gains)	0	0	66	(222)	(8)	6
End of the measurement period	15,885	15,885	3,390	3,337	173	184
Fair value of plan assets (CHF million)
Beginning of the measurement period	15,951	15,602	4,000	3,712	0	0
Actual return on plan assets	1,398	510	256	824	0	0
Employer contributions	415	444	22	232	11	11
Plan participant contributions	205	202	0	0	0	0
Settlements	(144)	(70)	0	(278)	0	0
Benefit payments	(829)	(737)	(287)	(150)	(11)	(11)
Exchange rate gains/(losses)	0	0	97	(340)	0	0
End of the measurement period	16,996	15,951	4,088	4,000	0	0
Funded status recognized (CHF million)
Funded status of the plan – overfunded/(underfunded)	1,111	66	698	663	(173)	(184)
Funded status recognized in the consolidated balance sheet as of December 31	1,111	66	698	663	(173)	(184)
Total amount recognized (CHF million)
Noncurrent assets	1,111	66	1,058	995	0	0
Current liabilities	0	0	(11)	(11)	(11)	(12)
Noncurrent liabilities	0	0	(349)	(321)	(162)	(172)
Net amount recognized in the consolidated balance sheet as of December 31	1,111	66	698	663	(173)	(184)
ABO (CHF million) [2]
End of the measurement period	14,841	14,962	3,351	3,281	173	184
1 Including estimated future salary increases.
2 Excluding estimated future salary increases.

Defined benefit pension plans in which PBO and ABO were in excess of plan assets
Defined benefit pension plans in which PBO or ABO exceeded plan assets
	PBO exceeds fair value of plan assets				[1]	ABO exceeds fair value of plan assets				[1]
	Switzerland		International			Switzerland		International
December 31	2017	2016	2017	2016		2017	2016	2017	2016
CHF million
PBO	0	0	1,464	1,426		0	0	1,447	1,407
ABO	0	0	1,433	1,391		0	0	1,420	1,378
Fair value of plan assets	0	0	1,104	1,095		0	0	1,088	1,079
1 Includes only those defined benefit pension plans where the PBO/ABO exceeded the fair value of plan assets.

Amounts recognized in AOCI, net of tax
Amounts recognized in AOCI, net of tax
	Defined benefit pension plans		Other post-retirement defined benefit plans		Total
end of	2017	2016	2017	2016	2017	2016
Amounts recognized in AOCI (CHF million)
Actuarial gains/(losses)	(3,547)	(4,239)	(36)	(39)	(3,583)	(4,278)
Prior service credit/(cost)	519	640	3	3	522	643
Total	(3,028)	(3,599)	(33)	(36)	(3,061)	(3,635)

Amounts recognized in other comprehensive income
Amounts recognized in other comprehensive income
	Defined benefit pension plans			Other post-retirement defined benefit plans
in	Gross	Tax	Net	Gross	Tax	Net	Total net
2017 (CHF million)
Actuarial gains/(losses)	406	(82)	324	(2)	1	(1)	323
Amortization of actuarial losses/(gains)	400	(76)	324	7	(3)	4	328
Amortization of prior service cost/(credit)	(131)	26	(105)	0	0	0	(105)
Immediate recognition due to curtailment/settlement	36	(8)	28	0	0	0	28
Total	711	(140)	571	5	(2)	3	574
2016 (CHF million)
Actuarial gains/(losses)	13	(9)	4	(1)	0	(1)	3
Prior service credit/(cost)	180	(38)	142	0	0	0	142
Amortization of actuarial losses/(gains)	408	(91)	317	10	(4)	6	323
Amortization of prior service cost/(credit)	(116)	24	(92)	0	0	0	(92)
Immediate recognition due to curtailment/settlement	82	(28)	54	0	0	0	54
Total	567	(142)	425	9	(4)	5	430

Amounts in AOCI, net of tax, expected to be amortized in next fiscal year
Amounts in AOCI, net of tax, expected to be amortized in 2018
in 2018	Defined benefit pension plans	Other post-retirement defined benefit plans
CHF million
Amortization of actuarial losses/(gains)	282	6
Amortization of prior service cost/(credit)	(100)	0
Total	182	6

Weighted-average assumptions used to determine net periodic pension cost and benefit obligation
Weighted-average assumptions used to determine net periodic benefit costs and benefit obligation
	Defined benefit pension plans						Other post-retirement defined benefit plans
	Switzerland			International			International
December 31	2017	2016	2015	2017	2016	2015	2017	2016	2015
Net periodic benefit cost (%)
Discount rate - service costs	1.01	0.90	1.25	2.92	4.05	3.82	4.03	4.50	4.20
Discount rate - interest costs	0.37	0.90	1.25	2.79	4.05	3.82	3.48	4.50	4.20
Salary increases	0.50	0.80	1.00	3.55	3.56	4.19	–	–	–
Interest rate on savings balances	0.85	1.25	1.25	–	–	–	–	–	–
Expected long-term rate of return on plan assets	3.00	3.50	4.00	3.88	5.07	6.00	–	–	–
Benefit obligation (%)
Discount rate	0.86	0.85	0.90	2.83	3.10	4.05	3.70	4.21	4.50
Salary increases	0.50	0.50	0.80	2.97	3.55	3.56	–	–	–
Interest rate on savings balances	0.86	0.85	1.25	–	–	–	–	–	–

Mortality tables and life expectancies for major plans
Mortality tables and life expectancies for major plans
			Life expectancy at age 65 for a male member currently				Life expectancy at age 65 for a female member currently
			aged 65		aged 45		aged 65		aged 45
December 31			2017	2016	2017	2016	2017	2016	2017	2016
Life expectancy (years)
Switzerland	BVG 2015 tables	[1]	21.6	21.2	23.1	22.4	23.5	23.0	25.1	24.4
UK	SAPS S2 light tables	[2]	23.8	24.0	25.4	25.5	24.8	25.1	26.6	26.8
US	RP-2014 mortality tables	[3]	21.5	21.4	22.7	22.6	23.3	23.3	24.4	24.4
1 The BVG 2015 tables were used, which included proposed CMI projections in 2016 and final CMI projections in 2017, with a long-term rate of improvement of 1.25% per annum.
2
95% of Self-Administered Pension Scheme (SAPS) S2 light tables were used, which included proposed CMI projections in 2016 and final CMI projections in 2017, with a long-term rate of improvement of 1.5% per annum.

3 The Retirement Projection 2014 (RP-2014) mortality tables were used, with projections based on the Social Security Administration's intermediate improvement scale.

Health care cost trend rates and sensitivity
Health care cost trend rates and sensitivity
in / end of	2017	2016	2015
Health care cost trend rate (%)
Annual weighted-average health care cost trend rate [1]	8.3	8.3	8.0
Increase/(decrease) in post-retirement expenses (CHF million)
One percentage point increase in health care cost trend rates	0.1	0.2	0.2
One percentage point decrease in health care cost trend rates	(0.1)	(0.2)	(0.2)
Increase/(decrease) in post-retirement benefit obligation (CHF million)
One percentage point increase in health care cost trend rates	3	4	4
One percentage point decrease in health care cost trend rates	(3)	(4)	(4)
1 The annual health care cost trend rate is assumed to decrease gradually to achieve the long-term health care cost trend rate of 5% by 2026.

Plan assets measured at fair value on a recurring basis
Plan assets measured at fair value on a recurring basis
end of	2017						2016						[1]
	Level 1	Level 2		Level 3	Assets measured at net asset value per share	Total	Level 1	Level 2		Level 3	Assets measured at net asset value per share	Total
Plan assets at fair value (CHF million)
Cash and cash equivalents	384	0		0	0	384	440	0		0	0	440
Debt securities	3,144	325		37	742	4,248	3,186	438		0	748	4,372
of which corporates	3,144	325		37	742	4,248	3,186	438		0	748	4,372
Equity securities	6,780	10		0	0	6,790	6,011	0		0	0	6,011
Real estate	727	0		1,257	0	1,984	729	0		1,204	0	1,933
of which direct	0	0		1,244	0	1,244	0	0		1,204	0	1,204
of which indirect	727	0		13	0	740	729	0		0	0	729
Alternative investments	513	14		0	3,063	3,590	329	(35)		0	2,901	3,195
of which private equity	0	0		0	1,313	1,313	0	0		0	1,107	1,107
of which hedge funds	153	0		0	1,292	1,445	0	0		0	1,293	1,293
of which other	360	14		0	458	832	329	(35)		0	501	795
Switzerland	11,548	349		1,294	3,805	16,996	10,695	403		1,204	3,649	15,951
Cash and cash equivalents	70	133		0	0	203	49	170		0	0	219
Debt securities	1,991	1,080		0	370	3,441	1,380	865		7	274	2,526
of which governments	1,622	9		0	0	1,631	1,009	7		0	0	1,016
of which corporates	369	1,071		0	370	1,810	371	858		7	274	1,510
Equity securities	55	14		0	147	216	240	143		0	226	609
Real estate – indirect	0	0		0	27	27	0	0		0	58	58
Alternative investments	0	33		0	76	109	0	321		0	177	498
of which hedge funds	0	0		0	76	76	0	0		0	177	177
of which other	0	33	[2]	0	0	33	0	321	[2]	0	0	321
Other investments	0	92		0	0	92	0	90		0	0	90
International	2,116	1,352		0	620	4,088	1,669	1,589		7	735	4,000
Total plan assets at fair value	13,664	1,701		1,294	4,425	21,084	12,364	1,992		1,211	4,384	19,951
The Swiss pension fund uses exchange-traded futures to manage the economic exposure of the portfolio. Under US GAAP, these futures are not carried at fair value as they are settled on a daily basis and are considered brokerage receivables and payables. Consequently, they are excluded from this table. These futures increased the economic exposure to cash and cash equivalents by CHF 1,405 million and CHF 194 million in 2017 and 2016, respectively, decreased the economic exposure to debt securities – corporate bonds by CHF 76 million in 2017 and decreased the economic exposure to equity securities by CHF 1,329 million and CHF 194 million in 2017 and 2016, respectively.

1 Prior period has been corrected to reclassify the leveling of certain plan assets.
2 Primarily related to derivative instruments.

Plan assets measured at fair value on a recurring basis for level 3
Plan assets measured at fair value on a recurring basis for level 3
				Actual return on plan assets
	Balance at beginning of period	Transfers in	Transfers out	On assets still held at reporting date	On assets sold during the period	Purchases, sales, settlements	Foreign currency translation impact	Balance at end of period
2017 (CHF million)
Debt securities – corporates	7	35	0	1	0	(6)	0	37
Real estate	1,204	13	0	42	1	(3)	0	1,257
of which direct	1,204	0	0	42	1	(3)	0	1,244
of which indirect	0	13	0	0	0	0	0	13
Total plan assets at fair value	1,211	48	0	43	1	(9)	0	1,294
of which Switzerland	1,204	48	0	43	1	(2)	0	1,294
of which International	7	0	0	0	0	(7)	0	0
2016 (CHF million) [1]
Debt securities – corporates	1	6	0	0	0	0	0	7
Real estate	1,156	0	0	48	0	0	0	1,204
of which direct	1,156	0	0	48	0	0	0	1,204
Total plan assets at fair value	1,157	6	0	48	0	0	0	1,211
of which Switzerland	1,156	0	0	48	0	0	0	1,204
of which International	1	6	0	0	0	0	0	7
1 Prior period has been corrected to reclassify the leveling of certain plan assets.

Weighted-average plan asset allocation as of the measurement date
Weighted-average plan asset allocation
	Switzerland		International
December 31	2017	2016	2017	2016
Weighted-average plan asset allocation (%)
Cash and cash equivalents	2.3	2.8	5.0	5.5
Debt securities	25.0	27.4	84.0	63.2
Equity securities	39.9	37.7	5.3	15.3
Real estate	11.7	12.1	0.7	1.4
Alternative investments	21.1	20.0	2.7	12.4
Insurance	0.0	0.0	2.3	2.2
Total	100.0	100.0	100.0	100.0

Weighted-average target plan asset allocation to be applied prospectively
Weighted-average target plan asset allocation for 2018
	Switzerland	International
2018 (%)
Cash and cash equivalents	10.0	0.3
Debt securities	32.0	89.0
Equity securities	30.0	5.1
Real estate	10.0	0.6
Alternative investments	18.0	2.7
Insurance	0.0	2.3
Total	100.0	100.0

Estimated future benefit payments for defined benefit pension and other post-retirement defined benefit plans
Estimated future benefit payments for defined benefit plans
	Defined benefit pension plans	Other post-retirement defined benefit plans
Estimated future benefit payments (CHF million)
2018	1,195	11
2019	931	11
2020	922	12
2021	926	12
2022	896	12
For five years thereafter	4,652	55

Bank
Components of total pension costs
Components of net periodic benefit costs
	International single-employer defined benefit pension plans			Other post-retirement defined benefit plans
in	2017	2016	2015	2017	2016	2015
Net periodic benefit costs (CHF million)
Service costs on benefit obligation	22	20	21	0	0	0
Interest costs on benefit obligation	91	124	129	6	8	7
Expected return on plan assets	(133)	(175)	(195)	0	0	0
Amortization of recognized prior service cost/(credit)	0	0	0	0	0	(23)
Amortization of recognized actuarial losses/(gains)	60	41	84	7	10	14
Settlement losses/(gains)	0	72	(1)	0	0	0
Curtailment losses/(gains)	(10)	0	0	0	0	0
Net periodic benefit costs/(credits)	30	82	38	13	18	(2)

Obligations and funded status of the plans
Obligations and funded status of the plans
	International single-employer defined benefit pension plans		Other post-retirement defined benefit plans
in / end of	2017	2016	2017	2016
PBO (CHF million) [1]
Beginning of the measurement period	3,337	3,366	184	180
Service cost	22	20	0	0
Interest cost	91	124	6	8
Settlements	0	(278)	0	0
Curtailments	(11)	0	0	0
Special termination benefits	1	1	0	0
Actuarial losses/(gains)	171	476	2	1
Benefit payments	(287)	(150)	(11)	(11)
Exchange rate losses/(gains)	66	(222)	(8)	6
End of the measurement period	3,390	3,337	173	184
Fair value of plan assets (CHF million)
Beginning of the measurement period	4,000	3,712	0	0
Actual return on plan assets	256	824	0	0
Employer contributions	22	232	11	11
Settlements	0	(278)	0	0
Benefit payments	(287)	(150)	(11)	(11)
Exchange rate gains/(losses)	97	(340)	0	0
End of the measurement period	4,088	4,000	0	0
Total funded status recognized (CHF million)
Funded status of the plan – over/(underfunded)	698	663	(173)	(184)
Funded status recognized in the consolidated balance sheet as of December 31	698	663	(173)	(184)
Total amount recognized (CHF million)
Noncurrent assets	1,058	995	0	0
Current liabilities	(11)	(11)	(11)	(12)
Noncurrent liabilities	(349)	(321)	(162)	(172)
Net amount recognized in the consolidated balance sheet as of December 31	698	663	(173)	(184)
ABO (CHF million) [2]
End of the measurement period	3,351	3,281	173	184
1 Including estimated future salary increases.
2 Excluding estimated future salary increases.

Defined benefit pension plans in which PBO and ABO were in excess of plan assets
Defined benefit pension plans in which PBO or ABO exceeded plan assets
	PBO exceeds fair value of plan assets		[1]	ABO exceeds fair value of plan assets		[1]
December 31	2017	2016		2017	2016
CHF million
PBO	1,464	1,426		1,447	1,407
ABO	1,433	1,391		1,420	1,378
Fair value of plan assets	1,104	1,095		1,088	1,079
1 Includes only those defined benefit pension plans where the PBO/ABO exceeded the fair value of plan assets.

Amounts recognized in AOCI, net of tax
Amounts recognized in AOCI, net of tax
	International single-employer defined benefit pension plans		Other post-retirement defined benefit plans		Total
end of	2017	2016	2017	2016	2017	2016
Amounts recognized in AOCI (CHF million)
Actuarial gains/(losses)	(345)	(363)	(36)	(39)	(381)	(402)
Prior service credit/(cost)	(1)	(1)	3	3	2	2
Total	(346)	(364)	(33)	(36)	(379)	(400)

Amounts recognized in other comprehensive income
Amounts recognized in other comprehensive income
	International single-employer defined benefit pension plans			Other post-retirement defined benefit plans
in	Gross	Tax	Net	Gross	Tax	Net	Total net
2017 (CHF million)
Actuarial gains/(losses)	(48)	14	(34)	(2)	1	(1)	(35)
Amortization of actuarial losses/(gains)	60	(7)	53	7	(3)	4	57
Total	12	7	19	5	(2)	3	22
2016 (CHF million)
Actuarial gains/(losses)	174	(44)	130	(1)	0	(1)	129
Amortization of actuarial losses/(gains)	41	(12)	29	10	(4)	6	35
Immediate recognition due to curtailment/settlement	72	(27)	45	0	0	0	45
Total	287	(83)	204	9	(4)	5	209

Amounts in AOCI, net of tax, expected to be amortized in next fiscal year
Amounts in AOCI, net of tax, expected to be amortized in 2018
in 2018	International single-employer defined benefit pension plans	Other post-retirement defined benefit plans
CHF million
Amortization of actuarial losses/(gains)	40	6
Total	40	6

Weighted-average assumptions used to determine net periodic pension cost and benefit obligation
Weighted-average assumptions used to determine net periodic benefit costs and benefit obligation
	International single-employer defined benefit pension plans			Other post-retirement defined benefit plans
December 31	2017	2016	2015	2017	2016	2015
Net periodic benefit cost (%)
Discount rate - service cost	2.92	4.05	3.82	4.03	4.50	4.20
Discount rate - interest cost	2.79	4.05	3.82	3.48	4.50	4.20
Salary increases	3.55	3.56	4.19	–	–	–
Expected long-term rate of return on plan assets	3.88	5.07	6.00	–	–	–
Benefit obligation (%)
Discount rate	2.83	3.10	4.05	3.70	4.21	4.50
Salary increases	2.97	3.55	3.56	–	–	–

Mortality tables and life expectancies for major plans
Mortality tables and life expectancies for major plans
			Life expectancy at age 65 for a male member currently				Life expectancy at age 65 for a female member currently
			aged 65		aged 45		aged 65		aged 45
December 31			2017	2016	2017	2016	2017	2016	2017	2016
Life expectancy (years)
UK	SAPS S2 light tables	[1]	23.8	24.0	25.4	25.5	24.8	25.1	26.6	26.8
US	RP-2014 mortality tables	[2]	21.5	21.4	22.7	22.6	23.3	23.3	24.4	24.4
1
95% of Self-Administered Pension Scheme (SAPS) S2 light tables were used, which included proposed CMI projections in 2016 and final CMI projections in 2017, with a long-term rate of improvement of 1.5% per annum.

2 The Retirement Projection 2014 (RP-2014) mortality tables were used, with projections based on the Social Security Administration's intermediate improvement scale.

Health care cost trend rates and sensitivity
Health care cost trend rates and sensitivity
in / end of	2017	2016	2015
Health care cost trend rate (%)
Annual weighted-average health care cost trend rate [1]	8.3	8.3	8.0
Increase/(decrease) in post-retirement expenses (CHF million)
One percentage point increase in health care cost trend rates	0.1	0.2	0.2
One percentage point decrease in health care cost trend rates	(0.1)	(0.2)	(0.2)
Increase/(decrease) in post-retirement benefit obligation (CHF million)
One percentage point increase in health care cost trend rates	3	4	4
One percentage point decrease in health care cost trend rates	(3)	(4)	(4)
1 The annual health care cost trend rate is assumed to decrease gradually to achieve the long-term health care cost trend rate of 5.0% by 2026.

Plan assets measured at fair value on a recurring basis
Plan assets measured at fair value on a recurring basis
end of	2017						2016						[1]
	Level 1	Level 2		Level 3	Assets measured at net asset value per share	Total	Level 1	Level 2		Level 3	Assets measured at net asset value per share	Total
Plan assets at fair value (CHF million)
Cash and cash equivalents	70	133		0	0	203	49	170		0	0	219
Debt securities	1,991	1,080		0	370	3,441	1,380	865		7	274	2,526
of which governments	1,622	9		0	0	1,631	1,009	7		0	0	1,016
of which corporates	369	1,071		0	370	1,810	371	858		7	274	1,510
Equity securities	55	14		0	147	216	240	143		0	226	609
Real estate – indirect	0	0		0	27	27	0	0		0	58	58
Alternative investments	0	33		0	76	109	0	321		0	177	498
of which hedge funds	0	0		0	76	76	0	0		0	177	177
of which other	0	33	[2]	0	0	33	0	321	[2]	0	0	321
Other investments	0	92		0	0	92	0	90		0	0	90
Total plan assets at fair value	2,116	1,352		0	620	4,088	1,669	1,589		7	735	4,000
1 Prior period has been corrected to reclassify the leveling of certain plan assets.
2 Primarily related to derivative instruments.

Plan assets measured at fair value on a recurring basis for level 3
Plan assets measured at fair value on a recurring basis for level 3
				Actual return on plan assets
	Balance at beginning of period	Transfers in	Transfers out	On assets still held at reporting date	On assets sold during the period	Purchases, sales, settlements	Foreign currency translation impact	Balance at end of period
2017 (CHF million)
Debt securities – corporates	7	0	0	0	0	(7)	0	0
Total plan assets at fair value	7	0	0	0	0	(7)	0	0
2016 (CHF million) [1]
Debt securities – corporates	1	6	0	0	0	0	0	7
Total plan assets at fair value	1	6	0	0	0	0	0	7
1 Prior period has been corrected to reclassify the leveling of certain plan assets.

Weighted-average plan asset allocation as of the measurement date
Weighted-average plan asset allocation
December 31	2017	2016
Weighted-average plan asset allocation (%)
Cash and cash equivalents	5.0	5.5
Debt securities	84.0	63.2
Equity securities	5.3	15.3
Real estate	0.7	1.4
Alternative investments	2.7	12.4
Insurance	2.3	2.2
Total	100.0	100.0

Weighted-average target plan asset allocation to be applied prospectively
Weighted-average target plan asset allocation for 2018
2018 (%)
Cash and cash equivalents	0.3
Debt securities	89.0
Equity securities	5.1
Real estate	0.6
Alternative investments	2.7
Insurance	2.3
Total	100.0

Estimated future benefit payments for defined benefit pension and other post-retirement defined benefit plans
Estimated future benefit payments for defined benefit plans
	International single-employer defined benefit pension plans	Other post-retirement defined benefit plans
Estimated future benefit payments (CHF million)
2018	92	11
2019	90	11
2020	102	12
2021	122	12
2022	104	12
For five years thereafter	630	55